WARRANTS - Schedule Of Fair Value Of Warrants Estimated in Black Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Junior Note Warrants
Subsidiary, Sale of Stock [Line Items]
Share Price		$ 0.19
Risk-free interest rate		3.90%
Expected dividend yield		0.00%
Offering Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 0.69611		$ 0.69611
Expected term (in years)	5 years		5 years
Expected volatility	145.00%		145.00%
Risk-free interest rate	3.60%		3.60%
Expected dividend yield	0.00%		0.00%
February 2026 Offering Placement Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 0.48
Expected term (in years)	5 years
Expected volatility	146.00%
Risk-free interest rate	3.60%
Expected dividend yield	0.00%
Common Stock Warrant [Member] | Senior Note Warrants
Subsidiary, Sale of Stock [Line Items]
Expected term (in years)			5 years
Expected volatility			47.90%
Risk-free interest rate			4.00%
Expected dividend yield			0.00%